CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (13,436)	$ (2,431)	$ (21,075)	$ (2,411)	$ (10,387)	$ (6,703)
Other comprehensive income (loss), before tax:
Unrealized investment gains (losses) on available-for-sale securities	4,498	6,625	6,184	10,805	7,555	11,771
Unrealized gains (losses) on hedging instruments	501	7,027	5,237	4,568	(5,192)	0
Remeasurement gains (losses) on future policy benefits related to discount rate	(7,175)	(20,557)	(15,167)	(9,740)	7,592	(21,924)
Other comprehensive income (loss), before tax	(2,176)	(6,905)	(3,746)	5,633	9,955	(10,153)
Income tax expense (benefit) related to other comprehensive income (loss)	0	0	0	0	0	0
Other comprehensive income (loss)	(2,176)	(6,905)	(3,746)	5,633	9,955	(10,153)
Comprehensive income (loss)	$ (15,612)	$ (9,336)	$ (24,821)	$ 3,222	$ (432)	$ (16,856)